Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Mar. 30, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | Dreyfus Opportunistic Fixed Income Fund | Class T
Prospectus:
Trading Symbol	DSTTX
Class T Prospectus | Dreyfus Tax Managed Growth Fund | Class T
Prospectus:
Trading Symbol	DPTTX